long-term debt - TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities (Details) $ in Millions, $ in Millions	12 Months Ended				36 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022 USD ($) $ / € item	Dec. 31, 2021 USD ($)	Jan. 03, 2028	Dec. 31, 2022 CAD ($) item	Dec. 31, 2021 CAD ($)
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Maximum aggregate amount of credit facility						$ 2,750	$ 2,750
Long-term debt						25,037	20,852
Undrawn borrowing facilities						1,292	850
Interest obligations						$ 206	$ 173
Lease liabilities
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Weighted average interest rate			4.60%			4.60%
TELUS International (Cda) Inc. credit facility
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Maximum aggregate amount of credit facility			$ 2,000	$ 1,658
Undrawn borrowing facilities			$ 1,258	725
Number of financial ratio tests | item			2			2
TELUS International (Cda) Inc. credit facility | Minimum
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Operating cash flow to debt service ratio			1.50
TELUS International (Cda) Inc. credit facility | Maximum
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Leverage ratio	3.75	4.25			3.25
TELUS International (Cda) Inc. credit facility | Foreign exchange derivative
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Fixed interest rate			0.65%			0.65%
Amortizing amount, convertible			$ 362
Derivative Exchange Rate | $ / €			1.0932
Other
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Fixed interest rate			3.35%			3.35%
Revolving component
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Maximum aggregate amount of credit facility			$ 800	850
Undrawn borrowing facilities			$ 658	725
Weighted average interest rate			6.70%			6.70%
Amounts drawn on credit facility			$ 0	8
Term loan component
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Maximum aggregate amount of credit facility			1,200	808
Undrawn borrowing facilities			$ 600
Weighted average interest rate			6.70%			6.70%
Percentage of principal advance required to be repaid each year of the term of the agreement			5.00%
Term loan component | Fixed interest rate
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Fixed interest rate			2.64%			2.64%
Telus Corporation | TELUS International (Cda) Inc. credit facility
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Outstanding			$ 53	87
Telus Corporation | Revolving component
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Maximum aggregate amount of credit facility			800	620
Outstanding			$ 10	$ 16
TELUS Corporation, share of lending, as a percent			7.20%	7.50%
Telus Corporation | Term loan component
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Maximum aggregate amount of credit facility			$ 1,200	$ 600
Outstanding			$ 43	$ 71
TELUS Corporation, share of lending, as a percent			7.20%	12.50%
Other lenders | TELUS International (Cda) Inc. credit facility
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Outstanding			$ 689	$ 846
Other lenders | Revolving component
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Maximum aggregate amount of credit facility				230
Outstanding			132	$ 109
TELUS Corporation, share of lending, as a percent				12.50%
Other lenders | Term loan component
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Outstanding			557	$ 737
WillowTree | Revolving component
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Undrawn borrowing facilities			525
Amounts drawn on credit facility			363
WillowTree | Term loan component
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Undrawn borrowing facilities			600
Amounts drawn on credit facility			$ 600